EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Expenses are Presented in Statement of Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	$ 305	$ 320	$ 372
Cost of revenues [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	201	175	211
Research and development [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	62	50	57
Selling and marketing [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	16	75	73
General and administrative [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	$ 26	$ 20	$ 31